CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.01	€ 0.45
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	37,433,333	37,433,333
Common Stock, shares outstanding	37,433,333	37,433,333